Average Annual Total Returns - SFT Dynamic Managed Volatility Fund	May 01, 2021
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
Since Inception	14.09%
SixtySPFivehundredBloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	14.73%
5 Years	11.11%
Since Inception	9.93%
SFT Dynamic Managed Volatility Fund
Average Annual Return:
1 Year	10.67%
5 Years	10.74%
Since Inception	8.50%
Inception Date	May 01, 2013